Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Operating activities:
Net income	$ 225.6	$ 175.1	$ 161.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	49.7	51.7	60.6
Equity compensation	14.8	13.2	8.5
Unrealized foreign exchange losses	2.2	3.9	0
Amortization and write off of deferred debt costs	0.7	1.2	1.0
Net gains on disposal of assets, including insurance recoveries	(0.2)	(21.9)	(24.9)
Provision for bad debts	11.1	7.9	9.1
Write-down of inventories	18.7	16.2	13.8
Non-cash impact of re-engineering and impairment costs	4.4	30.2	10.1
Net change in deferred income taxes	8.7	(16.3)	(19.8)
Excess tax benefits from share-based payment arrangements	7.0	14.7	8.2
Changes in assets and liabilities:
Accounts and notes receivable	18.0	23.0	11.9
Inventories	28.9	(4.2)	51.3
Non-trade amounts receivable	2.3	7.9	(2.2)
Prepaid expenses	(2.9)	(1.1)	(5.2)
Other assets	3.1	(2.2)	(0.9)
Accounts payable and accrued liabilities	37.3	21.8	0.6
Income taxes payable	(15.3)	(6.9)	(10.2)
Other liabilities	3.7	0.2	(4.4)
Proceeds from insurance recoveries, net of costs	0	0	(19.5)
Net cash impact from hedging activity	5.9	(12.7)	30.8
Other	(0.4)	0	0.4
Net cash provided by operating activities	299.5	250.9	131.0
Investing activities:
Capital expenditures	(56.1)	(46.4)	(54.4)
Proceeds from disposal of property, plant and equipment	10.0	8.8	6.5
Proceeds from insurance recoveries	0	10.7	8.8
Net cash used in investing activities	(46.1)	(26.9)	(39.1)
Financing activities:
Dividend payments to shareholders	(63.2)	(55.0)	(54.4)
Proceeds from exercise of stock options	16.8	39.4	24.6
Proceeds from payments of subscriptions receivable	0	0	1.8
Repurchase of common stock	(62.5)	(83.2)	(22.7)
Repayment of long-term debt and capital lease obligations	(2.2)	(141.8)	(21.5)
Net change in short-term debt	0.2	(1.9)	(2.5)
Excess tax benefits from share-based payment arrangements	7.0	14.7	8.2
Net cash used in financing activities	(103.9)	(227.8)	(66.5)
Effect of exchange rate changes on cash and cash equivalents	(13.2)	(8.6)	(3.3)
Net change in cash and cash equivalents	136.3	(12.4)	22.1
Cash and cash equivalents at beginning of year	112.4
Cash and cash equivalents at end of year	$ 248.7	$ 112.4